FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2013

This Amendment (Check only one.):
  	is a restatement
 x	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 3, 2013

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).








FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
47

Form 13F Information Table Value Total:
$678,710,208
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2013

                                                         	INVEST  VOTING
                                          MARKET          DISCR.  AUTH.
SECURITY              CLASS  CUSIP        VALUE        QTY   SOLE   NONE

COMMON STOCK
AMERICAN TEL & TEL    	COM  	030177109 	   755,943	   21,149	x 	 21,149
ASTORIA FIN'L         	COM  	46265104	   174,374	   17,685	x 	 17,685
AMBAC FIN'L			COM	23139108	     3,800	  100,000	x	100,000
ASTEC INDUST		COM	46224101	 4,436,110	  127,000	x	127,000
BANK OF AMERICA		COM	60505104	   696,537	   57,187  	x    	 57,187
BP PLC			COM	55622104	 3,239,775	   76,500	x	 76,500
BRISTOL MYERS SQUIBB	COM  	110122108	17,070,237	  414,427  	x   	414,427
CFS BANCORP			COM 	12525D102	   780,742	   97,776  	x      97,776
CITIGROUP, INC		COM  	172967101	60,871,275	1,375,933  	x   1,375,933
CHEVRONTEXCO CORP.	COM  	166764100	   997,851	    8,398	x       8,398
COMCAST CL. A		COM	20030N101	 1,380,418	   33,040  	x      33,040
CTM MEDIA CL A		COM	22944D104	   467,100	   10,380	x	 10,380
DIME COMM.BANC		COM  	253922108	 1,069,984	   74,511  	x      74,511
EXXON MOBIL CORP		COM  	30231G102	 1,616,033	   17,934  	x      17,934
FIRST PLACE FIN'L		COM  	33610T109          47	   13,426  	x      13,426
FIRST NIAGARA FIN'L	COM	33582V108   1,731,793	  195,462	x     195,462
FLUSHING FINANCIAL	COM  	343873105   1,318,423	   77,829 	x      77,829
GENERAL ELECTRIC		COM	369604103	   393,040	   17,000	x	 17,000
GENIE ENERGY		COM	903514344	 6,148,520	  663,987	x	663,987
HOLOGIC              	COM 	436440101	35,314,172	1,562,574 	x   1,562,574
IBM                    COM  	459200101     962,836      4,514 	x       4,514
IDT CORP. CL. B		COM  	448847309   8,076,607    669,702	x     669,702
KEYCORP NEW			COM	493267108	   259,319	   26,036	x	 26,036
LANDMARK SVGS. BK.     COM  	514928100	 2,368,041	  115,627	x     115,627
MERCK & CO.			COM  	589331107	51,478,048	1,164,661  	x   1,164,661
MONSANTO 			COM	66166W101	   939,900	    8,898	x       8,898
MBIA INC.			COM	55262C100  31,051,859	3,023,500	x   3,023,500
NAM TAI ELEC.		COM  	629865205  46,524,736	3,420,936  	x   3,420,936
NEW YORK COMMUNITY 	COM  	649445103  55,418,393	3,861,908	x   3,861,908
NEWMARKET GROUP		COM	651587107     296,810	    1,140	x       1,140
NOVARTIS ADR           COM  	66987V109	 2,383,405	   33,456  	x      33,456
NY TIMES CL A.		COM	650111107	50,495,558	5,152,608	x   5,152,608
OLD REPUBLIC           COM  	680223104	43,781,076 	3,444,617  	x   3,444,617
PHI INC. NON-VOTE      COM  	716604202	 1,087,194	   31,780  	x 	 31,780
PFIZER INC.            COM  	717081103	74,240,492	2,572,436  	x   2,572,436
PROVIDENT BANCORP      COM  	74383A109	 9,844,043	1,085,341  	x   1,085,341
PATTERSON ENERGY		COM	703481101	46,047,914	1,931,540	x   1,931,540
QUESTAR CORP.          COM  	748356102	   388,064	   15,950  	x      15,950
SEABOARD CORP.         COM  	811543107	39,211,060    14,004  	x      14,004
SLM CORP.			COM	78443P106	37,460,081	1,827,321  	x   1,827,321
TRINITY PLACE HLDGS	COM	89656D101	 1,915,114	  444,342	X	444,342
RSTK TRINITY PLACE     COM  	80656D911	 3,248,361	  753,680  	x     753,680
TCF FIN'L              COM  	872275102	   364,485    24,364  	x  	 24,364
TRAVELERS			COM	89417E109	 2,519,638	   29,928	x      29,928
USG INC.			COM	903293405	 4,675,385	  176,830	x	176,870
VOXX INTERNATIONAL	COM	91829F104	25,039,895	2,337,992	x   2,337,992
VOLVO                  COM  	928856400	   145,720 	   10,000  	x      10,000

TOTALS                                 678,710,208 37,145,359	   37,145,359